FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS

26.	FINANCIAL INSTRUMENTS

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Certain of the Company's subsidiaries report in Sterling, Singapore dollars, Danish or Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;

•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Forward freight agreements
During 2012, the Company entered into forward freight agreements for speculative purposes. As of December 31, 2012, the Company had 24 contracts outstanding (2011: 25). The Company recorded a loss on forward freight agreements of $1.7 million in 2012 (2011: $0.4 million gain), which is included in "mark to market of derivatives".

Fair Values
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2012 and 2011 are as follows:

	2012		2011
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	137,603	137,603	160,566	160,566
Restricted cash and investments	87,506	87,506	100,566	100,566
Marketable securities	1,235	1,235	685	685
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992	191,846	288,137	249,293
4.5% Convertible Bond	215,000	120,131	225,000	94,500

The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2012 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	137,603	137,603	—	—
Restricted cash and investments	87,506	87,506	—	—
Marketable securities	1,235	1,235	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	191,846	—	191,846	—
4.5% Convertible Bond	120,131	—	120,131	—

(in thousands of $)	2011 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	160,566	160,566	—	—
Restricted cash and investments	100,566	100,566	—	—
Marketable securities	685	685	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	249,293	—	249,293	—
4.5% Convertible bond	94,500	—	94,500	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate their fair value.

Restricted cash and investments – At December 31, 2012 the balance relates entirely to restricted cash, the carrying values in the balance sheet approximate their fair value.

Marketable securities – the fair values are based on quoted market prices.

At December 31, 2012 the estimated fair values of the 7.84% and 8.04% First Preferred Mortgage Term Notes are based on the quoted market price on the last significant trading of the Term Notes (level two per ASC Topic 820).

Convertible bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the year end.

Assets Measured at Fair Value on a Nonrecurring Basis
The Company recorded an impairment loss of $32.0 million in 2012 in respect of four OBO vessels and one double hull Suezmax tanker, which were held under capital lease (see Note 6). Three of these leases were terminated during 2012. At December 31, 2012, the Suezmax tanker, Front Pride was measured at an estimated fair value of $3.3 million, which was determined using level two inputs being the carrying cost of the leased vessel less the impairment loss, which was calculated based on the estimated market value of the vessel less the estimated steel value of the vessel. At December 31, 2012, the OBO carrier, Front Guider, was measured at fair value $0.02 million, which was determined using level 3 inputs being the expected future cash flows  from the leased vessel up to the termination of the lease.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, HongKong Shanghai Banking Corporation, Royal Bank of Scotland, The Bank of New York, DnB Nor Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea, The Bank of New York and HSBC. However, the Company believes this risk is remote.